DIGITAL ASSETS Q (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Digital Asset Holdings
The following tables provide additional detail related to the digital assets as of June 30, 2025 and December 31, 2024:

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	June 30, 2025
Digital intangible assets (includes $1,344.1 million measured at fair value)	1,432,644	—	2,098	1,434,742
Digital financial assets	—	109,678	—	109,678
Total self-custodied (1)	1,432,644	109,678	2,098	1,544,420

Digital intangible assets (includes $682.2 million measured at fair value)	758,857	—	916	759,773
Digital financial assets	—	195,157	—	195,157
Total held with third parties, including centralized trading platforms	758,857	195,157	916	954,930

Collateral posted with counterparties (2) (measured at fair value)	503,205	—	—	503,205

Digital assets associated with decentralized finance protocols (2)(3)	491,392	64,814	—	556,206
Total digital assets	$3,186,098	$369,649	$3,014	$3,558,761

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	December 31, 2024
Digital intangible assets (includes $1,480.9 million measured at fair value)	$1,544,377	$—	$75	$1,544,452
Digital financial assets	—	353,459	—	353,459
Total self-custodied (1)	1,544,377	353,459	75	1,897,911

Digital intangible assets (includes $451.4 million measured at fair value)	523,002	—	20,904	543,906
Digital financial assets	—	1,392	—	1,392
Total held with third parties, including centralized trading platforms	523,002	1,392	20,904	545,298

Collateral posted with counterparties (2) (measured at fair value)	85,874	—	—	85,874

Digital assets associated with decentralized finance protocols (3)	394,328	4,814	—	399,142
Total digital assets	$2,547,581	$359,665	$20,979	$2,928,225
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(1)Includes digital assets subject to sale restrictions, as well as certain digital assets bonded to validator nodes. Excludes digital assets issued by decentralized finance protocols which are self-custodied.
(2)Digital intangible assets posted as collateral under master loan agreements to third parties, for which control has not transferred, supports digital asset and fiat borrowings of $358.3 million and $53.7 million as of June 30, 2025 and December 31, 2024, respectively.
(3)Digital assets associated with decentralized finance protocols collectively support borrowings on these platforms of $120.7 million and $124.9 million as of June 30, 2025 and December 31, 2024, respectively. Decentralized finance protocols typically require borrowers to maintain a loan to value ratio of no greater than approximately 80% and 95%, collateral dependent. Includes self-custodied wrapped digital assets and digital assets held in smart contracts where the Company retains control.
The following tables show our most significant gross digital asset holdings as of June 30, 2025 and December 31, 2024:

	June 30, 2025
(in thousands except for quantity)	Quantity	Historical cost	Carrying value
Bitcoin	17,102	$1,814,196	$1,832,368
USDC	263,084,648	263,708	263,005
Ether	90,521	219,824	224,987
SOL	1,098,828	165,717	170,109
HYPE	2,334,213	51,367	91,976
USDG	47,132,455	47,125	47,132
XRP	15,387,541	33,576	34,407
Other	not meaningful	287,618	238,424
Digital assets measured at fair value		2,883,131	2,902,408
Digital assets not measured at fair value	not meaningful	688,717	656,353
Total digital assets		$3,571,848	$3,558,761

	December 31, 2024
(in thousands except for quantity)	Quantity	Historical cost	Carrying value
Bitcoin	13,704	$1,335,194	$1,277,816
Ether	112,248	378,907	373,871
USDC	333,713,029	334,224	333,652
SOL	498,767	73,567	94,288
UNI	5,216,565	71,911	68,922
TIA	9,626,784	17,995	34,116
Other	not meaningful	231,228	195,357
Digital assets measured at fair value		2,443,026	2,378,022
Digital assets not measured at fair value	not meaningful	598,295	550,203
Total digital assets		$3,041,321	$2,928,225